REVENUES - Major Customers (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentrate Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	100.00%	100.00%
Dore Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	100.00%	100.00%
Dore Total Gold Sales
Disclosure of major customers [line items]
Percentage of entity's revenue	99.00%	98.00%
Customer 1 | Concentrate Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	18.00%	34.00%
Customer 1 | Dore Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	43.00%	60.00%
Customer 2 | Concentrate Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	40.00%	24.00%
Customer 2 | Dore Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	26.00%	32.00%
Customer 3 | Concentrate Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	13.00%	23.00%
Customer 4 | Concentrate Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	27.00%	18.00%
Other customers | Concentrate Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	2.00%	1.00%
Other customers | Dore Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	31.00%	8.00%
Top Four Customers | Concentrate Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	98.00%	99.00%
Top Two Customers | Dore Revenues
Disclosure of major customers [line items]
Percentage of entity's revenue	69.00%	92.00%